CAPITAL AND RESERVES - Outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2020 Options $ / shares	Dec. 31, 2019 Options	Dec. 31, 2018 Options
Exercise prices of outstanding share options
Number of options outstanding | Options	936,102	3,468,310	4,562,919
Weighted average years to expiry	0 years
Weighted average exercise price (in CAD)	$ 11.45
$6.00 - $7.99
Exercise prices of outstanding share options
Number of options outstanding | Options	50,000
Weighted average years to expiry	0 years
Weighted average exercise price (in CAD)	$ 7.24
$8.00 - $9.99
Exercise prices of outstanding share options
Number of options outstanding | Options	259,475
Weighted average years to expiry	0 years
Weighted average exercise price (in CAD)	$ 9.75
$10.00 - $11.99
Exercise prices of outstanding share options
Number of options outstanding | Options	55,000
Weighted average years to expiry	0 years
Weighted average exercise price (in CAD)	$ 10.73
$12.00 - $13.99
Exercise prices of outstanding share options
Number of options outstanding | Options	561,627
Weighted average years to expiry	0 years
Weighted average exercise price (in CAD)	$ 12.87
$14.00 - $15.99
Exercise prices of outstanding share options
Number of options outstanding | Options	10,000
Weighted average years to expiry	0 years
Weighted average exercise price (in CAD)	$ 15.17
Minimum | $6.00 - $7.99
Exercise prices of outstanding share options
Exercise prices	6.00
Minimum | $8.00 - $9.99
Exercise prices of outstanding share options
Exercise prices	8.00
Minimum | $10.00 - $11.99
Exercise prices of outstanding share options
Exercise prices	10.00
Minimum | $12.00 - $13.99
Exercise prices of outstanding share options
Exercise prices	12.00
Minimum | $14.00 - $15.99
Exercise prices of outstanding share options
Exercise prices	14.00
Maximum | $6.00 - $7.99
Exercise prices of outstanding share options
Exercise prices	7.99
Maximum | $8.00 - $9.99
Exercise prices of outstanding share options
Exercise prices	9.99
Maximum | $10.00 - $11.99
Exercise prices of outstanding share options
Exercise prices	11.99
Maximum | $12.00 - $13.99
Exercise prices of outstanding share options
Exercise prices	13.99
Maximum | $14.00 - $15.99
Exercise prices of outstanding share options
Exercise prices	$ 15.99
Weighted average
Exercise prices of outstanding share options
Number of options exercisable (in options) | Options	835,452
Weighted average | $6.00 - $7.99
Exercise prices of outstanding share options
Number of options exercisable (in options) | Options	50,000
Weighted average | $8.00 - $9.99
Exercise prices of outstanding share options
Number of options exercisable (in options) | Options	259,475
Weighted average | $10.00 - $11.99
Exercise prices of outstanding share options
Number of options exercisable (in options) | Options	55,000
Weighted average | $12.00 - $13.99
Exercise prices of outstanding share options
Number of options exercisable (in options) | Options	460,977
Weighted average | $14.00 - $15.99
Exercise prices of outstanding share options
Number of options exercisable (in options) | Options	10,000